Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 1,015	$ 237
Cost of revenues		(698)	(189)
Gross profit		317	48
Research and development expenses		(5,196)	(3,241)
General and administrative expenses		(3,150)	(2,512)
Operating loss		(8,029)	(5,705)
Financial (expenses) income:
Revaluation of derivatives, warrant liabilities and other			(380)
Other financing income, net		719	406
Net loss for the period		(7,310)	(5,679)
Net loss attributable to noncontrolling interests		(55)
Net loss attributable to Rail Vision Ltd		$ (7,255)	$ (5,679)
Basic loss per share	[1]	$ (3.30)	$ (3.38)
Diluted loss per share	[1]	$ (3.30)	$ (3.38)
Weighted average number of shares outstanding used to compute loss per ordinary share, basic		2,197,458	1,678,809
Weighted average number of shares outstanding used to compute loss per ordinary share, diluted		2,197,458	1,678,809

[1]	Basic and diluted net loss per share is calculated by dividing net loss attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.